File No. 333-284520

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.      [ ]

Post-Effective Amendment No. 6    [X]

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The United States Life Insurance Company in The City of New York

(Name of Insurance Company)

1133 Avenue of the Americas, 33rd Floor, New York, NY 10036

(Address of Insurance Company’s Principal Offices) (Zip Code)

(800) 966-9786

(Insurance Company’s Telephone Number, including Area Code)

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Trina Sandoval, Esq.

The United States Life Insurance Company in the City of New York

21650 Oxnard Street, Suite 750, Woodland Hills, California 91367

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)

[X] on September 14, 2026 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”)

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

[ ]	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
[ ]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
[ ]

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Acton (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”)

[X] Insurance Company relying on Rule 12h-7 under the Exchange Act

[ ] Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment No. 6 is being filed pursuant to Rule 485(B)(1)(iii) of the Securities Act of 1933 solely to designate September 14, 2026 as the new effective date of Post-Effective Amendment No. 5, which was filed on June 18, 2026.

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 5 to Form N-4 on June 18, 2026 and are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, The United States Life Insurance Company in the City of New York certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on this 13th day of August, 2026.

By: THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
(Insurance Company)

By: *CHRISTOPHER B. SMITH
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CHRISTOPHER B. SMITH
DIRECTOR, CHAIRMAN OF THE BOARD AND PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*CHRISTOPHER B. SMITH CHRISTOPER B. SMITH	Director, Chairman of the Board and President (Principal Executive Officer)	August 13, 2026

* CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Director, Senior Vice President and Chief Financial Officer (Principal Financial Officer) (Principal Accounting Officer)	August 13, 2026

*WILLIAM J. CARR WILLIAM J. CARR	Director	August 13, 2026

*GLEN D. KELLER GLEN D. KELLER	Director	August 13, 2026

*LISA M. LONGINO LISA M. LONGINO	Director	August 13, 2026

*SANDRA M. MCDERMOTT SANDRA M. MCDERMOTT	Director	August 13, 2026

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director	August 13, 2026

*BRYAN A. PINSKY BRYAN A. PINSKY	Director	August 13, 2026

*ERIC G. TARNOW ERIC G. TARNOW	Director	August 13, 2026

*BY: /s/ TRINA SANDOVAL TRINA SANDOVAL Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.		August 13, 2026